Acquisitions, Investments and Disposals: Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant (Tables)	12 Months Ended
Dec. 31, 2011
Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant:
Preliminary fair values of net assets acquired, Donetsk Electrometallurgical Plant

December 22, 2011
Cash and cash equivalents	480
Other current assets	230,402
Property, plant and equipment	233,101
Other non-current assets	1,457
Current liabilities	(210,699)
Non-current liabilities	(24,801)
Deferred income taxes	(31,692)
Fair value of net assets acquired	198,248
Goodwill	223,681
Total investment	421,929